Basis of Presentation and Summary of Significant Accounting Policies - Movement in Product Warranty Liability (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Acconting Policies [Abstract]
Beginning balance	$ 130	$ 124
Current period accruals, net of changes in estimates	55	52
Used for purposes intended	(44)	(42)
Effects of foreign currency translation	(1)	(4)
Ending balance	$ 140	$ 130